Putnam PanAgora ESG International Equity ETF
The fund's portfolio
1/31/24 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Automobile components (0.2%)
FORVIA SE (France)(NON)	19,006	$330,406

		330,406
Automobiles (1.1%)
Bayerische Motoren Werke AG (Germany)	7,077	738,217
Isuzu Motors, Ltd. (Japan)	52,100	712,666
Toyota Motor Corp. (Japan)	11,500	228,605

		1,679,488
Banks (9.0%)
ANZ Group Holdings, Ltd. (Australia)	82,535	1,464,826
BAWAG Group AG (Austria)	11,301	580,436
HSBC Holdings PLC (United Kingdom)	270,379	2,109,588
ING Groep NV (Netherlands)	157,067	2,234,065
Intesa Sanpaolo SpA (Italy)	989,221	3,060,553
Japan Post Bank Co., Ltd. (Japan)	58,600	610,413
NatWest Group PLC (United Kingdom)	742,497	2,105,579
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,200	1,156,810

		13,322,270
Beverages (1.2%)
Asahi Group Holdings, Ltd. (Japan)	35,602	1,324,633
Kirin Holdings Co., Ltd. (Japan)	35,100	507,310

		1,831,943
Biotechnology (1.4%)
CSL, Ltd. (Australia)	6,945	1,364,348
Genmab A/S (Denmark)(NON)	854	236,348
Swedish Orphan Biovitrum AB (Sweden)(NON)	17,549	491,792

		2,092,488
Broadline retail (0.3%)
Isetan Mitsukoshi Holdings, Ltd. (Japan)	36,200	423,739

		423,739
Capital markets (3.0%)
3i Group PLC (United Kingdom)	76,693	2,393,417
Daiwa Securities Group, Inc. (Japan)	116,900	835,751
DWS Group GmbH & Co. KGaA (Germany)	5,650	231,901
Julius Baer Group, Ltd. (Switzerland)	16,710	912,563

		4,373,632
Chemicals (2.7%)
Akzo Nobel NV (Netherlands)	19,260	1,474,080
DSM-Firmenich AG (Switzerland)	12,702	1,338,829
Johnson Matthey PLC (United Kingdom)	21,786	449,148
Nippon Paint Holdings Co., Ltd. (Japan)	83,200	655,996

		3,918,053
Commercial services and supplies (1.0%)
Brambles, Ltd. (Australia)	151,275	1,447,288

		1,447,288
Communications equipment (0.7%)
Nokia Oyj ADR (Finland)	295,322	1,063,159

		1,063,159
Construction and engineering (2.4%)
Vinci SA (France)	28,085	3,553,198

		3,553,198
Construction materials (1.3%)
CRH PLC (Ireland)	27,979	1,976,035

		1,976,035
Consumer staples distribution and retail (3.8%)
Kesko Oyj Class B (Finland)	49,605	965,080
Koninklijke Ahold Delhaize NV (Netherlands)	34,106	958,116
Marks & Spencer Group PLC (United Kingdom)	127,180	397,537
Tesco PLC (United Kingdom)	797,183	2,892,272
Woolworths Group, Ltd. (Australia)	15,245	357,862

		5,570,867
Diversified telecommunication services (1.7%)
Koninklijke KPN NV (Netherlands)	300,851	1,023,462
Telia Co. AB (Sweden)	206,794	534,108
Telstra Group, Ltd. (Australia)	385,072	1,015,150

		2,572,720
Electric utilities (1.1%)
Endesa SA (Spain)	21,758	430,740
Energias de Portugal (EDP) SA (Portugal)	278,740	1,243,588

		1,674,328
Electrical equipment (2.2%)
Legrand SA (France)	10,846	1,054,660
Schneider Electric SE (France)	11,230	2,213,294

		3,267,954
Electronic equipment, instruments, and components (1.1%)
Halma PLC (United Kingdom)	33,234	923,418
Shimadzu Corp. (Japan)	25,600	708,323

		1,631,741
Energy equipment and services (0.2%)
Technip Energies NV (France)	11,942	248,952

		248,952
Food products (1.7%)
Danone SA (France)	18,203	1,213,922
Glanbia PLC (Ireland)	8,570	152,659
Nestle SA (Switzerland)	5,122	584,003
Orkla ASA (Norway)	62,984	493,348

		2,443,932
Health care equipment and supplies (2.7%)
Alcon, Inc. (Switzerland)	9,184	689,810
ConvaTec Group PLC (United Kingdom)	99,222	300,988
EssilorLuxottica SA (France)	5,235	1,029,239
Hoya Corp. (Japan)	16,000	2,029,551

		4,049,588
Health care providers and services (0.9%)
Fresenius SE & Co. KGaA (Germany)	27,870	784,032
Sonic Healthcare, Ltd. (Australia)	26,238	548,318

		1,332,350
Hotels, restaurants, and leisure (1.7%)
Amadeus IT Holding SA (Spain)	24,331	1,700,814
Sodexo SA (France)	7,457	842,351

		2,543,165
Household durables (3.8%)
Barratt Developments PLC (United Kingdom)	88,371	601,668
Berkeley Group Holdings PLC (The) (United Kingdom)	3,129	189,722
Sekisui Chemical Co., Ltd. (Japan)	48,600	694,943
Sekisui House, Ltd. (Japan)	33,200	749,260
Sony Group Corp. (Japan)	28,174	2,783,711
Taylor Wimpey PLC (United Kingdom)	295,999	553,333

		5,572,637
Household products (1.1%)
Essity AB Class B (Sweden)	30,208	710,348
Henkel AG & Co. KGaA Vorzug (Germany)	14,535	996,909

		1,707,257
Independent power and renewable electricity producers (0.3%)
Meridian Energy, Ltd. (New Zealand)	112,665	382,084

		382,084
Industrial conglomerates (0.8%)
Hitachi, Ltd. (Japan)	14,965	1,175,510

		1,175,510
Industrial REITs (0.5%)
CapitaLand Ascendas REIT (Singapore)(R)	333,600	722,569

		722,569
Insurance (6.0%)
Aegon, Ltd. (Netherlands)	147,325	869,744
AIA Group, Ltd. (Hong Kong)	42,800	332,794
Aviva PLC (United Kingdom)	151,184	825,611
Manulife Financial Corp. (Canada)	20,365	450,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,542	3,211,328
Sun Life Financial, Inc. (Canada)	2,621	135,860
Swiss Re AG (Switzerland)	23,410	2,688,469
Zurich Insurance Group AG (Switzerland)	677	344,441

		8,858,429
Interactive media and services (0.7%)
Auto Trader Group PLC (United Kingdom)	79,488	733,941
Scout24 SE (Germany)	4,206	311,585

		1,045,526
IT Services (2.0%)
Capgemini SE (France)	6,289	1,407,847
NEC Corp. (Japan)	20,200	1,318,834
Sopra Steria Group SACA (France)	913	213,795

		2,940,476
Life sciences tools and services (0.2%)
Siegfried Holding AG (Switzerland)	226	225,973

		225,973
Machinery (3.9%)
Alfa Laval AB (Sweden)	25,215	927,234
FANUC Corp. (Japan)	56,300	1,551,663
GEA Group AG (Germany)	12,700	510,548
Mitsubishi Heavy Industries, Ltd. (Japan)	26,019	1,736,619
Sandvik AB (Sweden)	31,474	658,737
Wartsila Oyj Abp (Finland)	22,592	333,087

		5,717,888
Marine transportation (0.8%)
Nippon Yusen (Japan)	34,200	1,186,246

		1,186,246
Media (0.6%)
Publicis Groupe SA (France)	8,840	887,309

		887,309
Metals and mining (3.0%)
BHP Group, Ltd. ADR (Australia)	53,434	3,271,229
IGO, Ltd. (Australia)	57,122	277,664
Northern Star Resources, Inc. (Australia)	95,795	818,951

		4,367,844
Multi-utilities (0.6%)
Centrica PLC (United Kingdom)	483,095	845,900

		845,900
Office REITs (0.1%)
Gecina SA (France)(R)	1,691	187,046

		187,046
Oil, gas, and consumable fuels (4.3%)
ARC Resources, Ltd. (Canada)	32,523	505,099
Equinor ASA ADR (Norway)	55,474	1,590,440
Neste Oyj (Finland)	38,448	1,324,906
Shell PLC (United Kingdom)	92,349	2,867,156

		6,287,601
Pharmaceuticals (9.4%)
AstraZeneca PLC ADR (United Kingdom)	8,028	534,986
Novartis AG (Switzerland)	38,735	4,011,746
Novo Nordisk A/S Class B (Denmark)	49,763	5,683,445
Ono Pharmaceutical Co., Ltd. (Japan)	41,000	739,850
Shionogi & Co., Ltd. (Japan)	22,231	1,069,261
Takeda Pharmaceutical Co., Ltd. (Japan)	31,100	914,659
UCB SA (Belgium)	10,258	962,314

		13,916,261
Professional services (0.9%)
Computershare, Ltd. (Australia)	30,304	504,810
RELX PLC (United Kingdom)	20,921	865,274

		1,370,084
Real estate management and development (0.2%)
Swire Pacific, Ltd. Class A (Hong Kong)	39,500	304,440

		304,440
Retail REITs (0.8%)
CapitaLand Integrated Commercial Trust (CITC) (Singapore)(R)	491,900	732,927
Klepierre SA (France)(R)	18,047	466,152

		1,199,079
Semiconductors and semiconductor equipment (6.5%)
ASML Holding NV (NY Reg Shares) (Netherlands)	4,275	3,718,481
Infineon Technologies AG (Germany)	63,231	2,305,701
Renesas Electronics Corp. (Japan)(NON)	107,300	1,766,940
Tokyo Electron, Ltd. (Japan)	10,101	1,872,704

		9,663,826
Software (0.6%)
SAP SE (Germany)	4,437	772,170
TeamViewer SE (Germany)(NON)	10,714	154,125

		926,295
Specialty retail (1.1%)
Industria de Diseno Textil SA (Spain)	37,180	1,589,247

		1,589,247
Technology hardware, storage, and peripherals (0.2%)
Logitech International SA (Switzerland)	3,117	261,205

		261,205
Textiles, apparel, and luxury goods (3.0%)
Hermes International (France)	1,488	3,141,011
HUGO BOSS AG (Germany)	2,005	125,859
LVMH Moet Hennessy Louis Vuitton SA (France)	496	412,524
Pandora A/S (Denmark)	5,102	746,012

		4,425,406
Trading companies and distributors (4.7%)
AerCap Holdings NV (Ireland)(NON)	19,207	1,470,488
Ferguson PLC (United Kingdom)	873	163,167
ITOCHU Corp. (Japan)	34,200	1,554,154
Marubeni Corp. (Japan)	19,200	327,746
Mitsubishi Corp. (Japan)	66,500	1,148,336
Mitsui & Co., Ltd. (Japan)	56,635	2,294,271

		6,958,162
Transportation infrastructure (0.5%)
Getlink SE (France)	38,942	670,576

		670,576
Wireless telecommunication services (1.5%)
KDDI Corp. (Japan)	41,725	1,380,657
SoftBank Corp. (Japan)	66,300	881,353

		2,262,010

Total common stocks (cost $134,601,770)		$147,004,182

SHORT-TERM INVESTMENTS (0.2%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.06%(AFF)	251,945	$251,945

Total short-term investments (cost $251,945)		$251,945
TOTAL INVESTMENTS

Total investments (cost $134,853,715)		$147,256,127

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $147,674,319.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P†	$732,289	$17,931,903	$18,412,247	$13,731	$251,945

	Total Short-term investments	$732,289	$17,931,903	$18,412,247	$13,731	$251,945
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	23.3%
	United Kingdom	13.4
	France	12.1
	Australia	7.5
	Switzerland	7.5
	Netherlands	7.0
	Germany	6.9
	Denmark	4.5
	Spain	2.5
	Finland	2.5
	Ireland	2.4
	Sweden	2.3
	Italy	2.1
	Norway	1.4
	Singapore	1.0
	Portugal	0.9
	Canada	0.7
	Belgium	0.7
	Other	1.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$6,767,565	$—
Consumer discretionary	—	16,564,088	—
Consumer staples	—	11,553,999	—
Energy	2,095,539	4,441,014	—
Financials	586,042	25,968,289	—
Health care	1,224,796	20,391,864	—
Industrials	1,470,488	23,876,418	—
Information technology	4,781,640	11,705,062	—
Materials	3,271,229	6,990,703	—
Real estate	—	2,413,134	—
Utilities	—	2,902,312	—

Total common stocks	13,429,734	133,574,448	—
Short-term investments	251,945	—	—

Totals by level	$13,681,679	$133,574,448	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com